Investment Securities - Schedule of Amortized Cost and Fair Values of Investment Securities, with Gross Unrealized Gains and Losses (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Schedule of Available-for-sale Securities
Amortized Cost	$ 4,843,313	$ 4,647,931
Gross Unrealized Gains	13,648	5,972
Gross Unrealized Losses	(73,382)	(63,841)
Estimated Fair Value	4,783,579	4,590,062
Schedule of Held-to-maturity Securities
Amortized Cost	207,446	227,318
Gross Unrealized Gains	339	1,571
Gross Unrealized Losses	(3,508)	(925)
Estimated Fair Value	204,277	227,964
Fair value of securities held as collateral	2,400,000	2,100,000
U.S. Government-sponsored enterprise obligations
Schedule of Available-for-sale Securities
Amortized Cost	995	41,003
Gross Unrealized Gains	3	18
Gross Unrealized Losses	0	(406)
Estimated Fair Value	998	40,615
Obligations of state and political subdivisions
Schedule of Available-for-sale Securities
Amortized Cost	177,566	271,451
Gross Unrealized Gains	2,045	4,246
Gross Unrealized Losses	(723)	(1,493)
Estimated Fair Value	178,888	274,204
Schedule of Held-to-maturity Securities
Amortized Cost	188,684	206,736
Gross Unrealized Gains	309	1,530
Gross Unrealized Losses	(2,497)	(275)
Estimated Fair Value	186,496	207,991
Mortgage-backed securities: Residential agency
Schedule of Available-for-sale Securities
Amortized Cost	3,837,584	3,675,367
Gross Unrealized Gains	8,886	1,233
Gross Unrealized Losses	(57,073)	(52,090)
Estimated Fair Value	3,789,397	3,624,510
Schedule of Held-to-maturity Securities
Amortized Cost	18,762	20,582
Gross Unrealized Gains	30	41
Gross Unrealized Losses	(1,011)	(650)
Estimated Fair Value	17,781	19,973
Mortgage-backed securities: Commercial agency
Schedule of Available-for-sale Securities
Amortized Cost	730,148	546,105
Gross Unrealized Gains	2,363	228
Gross Unrealized Losses	(14,799)	(8,938)
Estimated Fair Value	717,712	537,395
Other securities
Schedule of Available-for-sale Securities
Amortized Cost	97,020	114,005
Gross Unrealized Gains	351	247
Gross Unrealized Losses	(787)	(914)
Estimated Fair Value	$ 96,584	$ 113,338